Common Stock and Warrants - Schedule of Range of Warrant Prices (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Number of Warrants, Outstanding	5,727,610	4,901,119	3,818,909	3,138,046
Weighted-Average Exercise Price, outstanding	$ 0.50	$ 0.55	$ 0.55	$ 0.66
Weighted-Average Remaining Contractual Life (Years), Outstanding	3 years 5 months 9 days	4 years 22 days
Number of Warrants, Exercisable	5,073,860	4,072,369	3,036,036	2,190,241
Weighted-Average Exercise Price, Exercisable	$ 0.48	$ 0.53	$ 0.54	$ 0.63
Range One [Member]
Range of Warrant Exercise Price, Lower limit	1.20	0.30
Range of Warrant Exercise Price, Upper limit	$ 2.00	$ 0.50
Number of Warrants, Outstanding	3,122,192	2,299,701
Weighted-Average Exercise Price, outstanding	$ 0.34	$ 0.38
Weighted-Average Remaining Contractual Life (Years), Outstanding	4 years 4 months 6 days	5 years 5 months 23 days
Number of Warrants, Exercisable	3,278,442	2,434,701
Weighted-Average Exercise Price, Exercisable	$ 0.33	$ 0.33
Range Two [Member]
Range of Warrant Exercise Price, Lower limit	2.01	0.51
Range of Warrant Exercise Price, Upper limit	$ 4.00	$ 1.00
Number of Warrants, Outstanding	2,145,739	2,105,739
Weighted-Average Exercise Price, outstanding	$ 0.58	$ 0.57
Weighted-Average Remaining Contractual Life (Years), Outstanding	2 years 5 months 1 day	2 years 11 months 1 day
Number of Warrants, Exercisable	1,335,739	1,141,989
Weighted-Average Exercise Price, Exercisable	$ 0.60	$ 0.59
Range Three [Member]
Range of Warrant Exercise Price, Lower limit	4.01	1.01
Range of Warrant Exercise Price, Upper limit	$ 10.00	$ 3.50
Number of Warrants, Outstanding	459,679	495,679
Weighted-Average Exercise Price, outstanding	$ 1.23	$ 1.42
Weighted-Average Remaining Contractual Life (Years), Outstanding	2 years 4 days	2 years 4 months 9 days
Number of Warrants, Exercisable	459,679	496,579
Weighted-Average Exercise Price, Exercisable	$ 1.23	$ 1.42